Condensed Statement of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income	$ 82,716,985	¥ 535,824,084	¥ 446,552,851	¥ 315,927,738
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	754,089	4,884,837	6,426,044	(8,168,265)
Fair value fluctuation of available-for-sale investment	110,904	718,414	2,620,351
Other comprehensive income	864,993	5,603,251	9,046,395	(8,168,265)
Comprehensive income	82,111,921	531,904,598	472,932,306	317,580,983
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	82,716,985	535,824,084	446,552,851	315,927,738
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	753,695	4,882,284	6,427,932	(8,160,394)
Fair value fluctuation of available-for-sale investment	110,904	718,414	2,620,351
Other comprehensive income	864,599	5,600,698	9,048,283	(8,160,394)
Comprehensive income	$ 83,581,584	¥ 541,424,782	¥ 455,601,134	¥ 307,767,344